Oct. 29, 2018
Janus Investment Fund

Janus Henderson Select Value Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated July 12, 2019

to Currently Effective Prospectuses

At a special meeting of shareholders of Janus Henderson Select Value Fund (the “Fund”) held on July 11, 2019, shareholders approved an amended and restated investment advisory agreement that reflects a new benchmark index. Effective on or about August 1, 2019, the Fund’s benchmark will change from the Russell 3000® Value Index to the Russell 2500TM Value Index (the “Benchmark Change”) for purposes of measuring the Fund’s performance and calculating the performance adjustment to the investment advisory fee paid by the Fund to Janus Capital Management LLC. However, because the Fund’s performance adjustment is based upon a rolling 36-month performance measurement period, comparisons to the Russell 2500TM Value Index will not be fully implemented until 36 months after August 1, 2019.

In connection with the Benchmark Change, the Fund will be repositioned to shift its focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. In addition, Kevin Preloger and Justin Tugman will become the new Co-Portfolio Managers of the Fund, replacing Alec Perkins, and the Fund will change its name to Janus Henderson Small-Mid Cap Value Fund.

As a result of the above changes, effective on or about August 1, 2019, the Fund’s prospectuses are amended as follows:

1.	All references to Janus Henderson Select Value Fund are changed to Janus Henderson Small-Mid Cap Value Fund.

2.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small- and mid-sized companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization of companies included in the Russell 2500TM Value Index. The market capitalizations within the index will vary, but as of April 30, 2019, they ranged from approximately $11 million to $16.2 billion. The Fund may also invest in foreign securities, which may include investments in emerging markets. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.

3.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk is added as the third risk:

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

4.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	5 Year	Since Inception (12/15/11)
Class I Shares
Return Before Taxes	14.05%	12.54%	12.86%
Return After Taxes on Distributions	12.63%	10.74%	10.19%
Return After Taxes on Distributions and Sale of Fund Shares	9.13%	9.58%	9.79%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
Class A Shares
Return Before Taxes(1)	7.25%	10.86%	11.40%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
Class C Shares
Return Before Taxes(2)	11.91%	11.31%	11.63%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
Class S Shares
Return Before Taxes	13.77%	12.13%	12.40%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
Class N Shares
Return Before Taxes	14.04%	12.46%	12.67%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
Class T Shares
Return Before Taxes	13.94%	12.35%	12.65%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%
(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.

5.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet point after the table in their entirety:

The Fund’s primary benchmark index is the Russell 2500TM Value Index. The Russell 3000® Value Index was used to calculate the Fund’s performance fee adjustment prior to August 1, 2019. Effective August 1, 2019, the Fund’s principal investment strategies changed to shift the Fund’s focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. To better reflect this strategy change, effective August 1, 2019, the Fund’s primary benchmark index changed to the Russell 2500TM Value Index. For a period of 36 months beginning on August 1, 2019, the Fund’s performance fee adjustment will be calculated based on a combination of the Russell 2500TM Value Index and the Russell 3000® Value Index, as described further in the Fund’s statement of additional information. The indices are described below.

•	The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.

•	The Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.
Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Select Value Fund

Class D

Supplement dated July 12, 2019

to Currently Effective Prospectuses

At a special meeting of shareholders of Janus Henderson Select Value Fund (the “Fund”) held on July 11, 2019, shareholders approved an amended and restated investment advisory agreement that reflects a new benchmark index. Effective on or about August 1, 2019, the Fund’s benchmark will change from the Russell 3000® Value Index to the Russell 2500TM Value Index (the “Benchmark Change”) for purposes of measuring the Fund’s performance and calculating the performance adjustment to the investment advisory fee paid by the Fund to Janus Capital Management LLC. However, because the Fund’s performance adjustment is based upon a rolling 36-month performance measurement period, comparisons to the Russell 2500TM Value Index will not be fully implemented until 36 months after August 1, 2019.

In connection with the Benchmark Change, the Fund will be repositioned to shift its focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. In addition, Kevin Preloger and Justin Tugman will become the new Co-Portfolio Managers of the Fund, replacing Alec Perkins, and the Fund will change its name to Janus Henderson Small-Mid Cap Value Fund.

As a result of the above changes, effective on or about August 1, 2019, the Fund’s prospectuses are amended as follows:

1.	All references to Janus Henderson Select Value Fund are changed to Janus Henderson Small-Mid Cap Value Fund.

2.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small- and mid-sized companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization of companies included in the Russell 2500TM Value Index. The market capitalizations within the index will vary, but as of April 30, 2019, they ranged from approximately $11 million to $16.2 billion. The Fund may also invest in foreign securities, which may include investments in emerging markets. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.

3.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk is added as the third risk:

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

4.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table replaces the corresponding table in its entirety:

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	5 Year	Since Inception (12/15/11)
Class D Shares
Return Before Taxes	14.03%	12.44%	12.75%
Return After Taxes on Distributions	12.61%	10.67%	10.82%
Return After Taxes on Distributions and Sale of Fund Shares	9.11%	9.51%	9.70%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)	10.36%	13.27%	14.91%
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)	13.19%	13.95%	15.19%

5.
Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following paragraph and bullet points replace the corresponding paragraph and bullet point after the table in their entirety:

The Fund’s primary benchmark index is the Russell 2500TM Value Index. The Russell 3000® Value Index was used to calculate the Fund’s performance fee adjustment prior to August 1, 2019. Effective August 1, 2019, the Fund’s principal investment strategies changed to shift the Fund’s focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. To better reflect this strategy change, effective August 1, 2019, the Fund’s primary benchmark index changed to the Russell 2500TM Value Index. For a period of 36 months beginning on August 1, 2019, the Fund’s performance fee adjustment will be calculated based on a combination of the Russell 2500TM Value Index and the Russell 3000® Value Index, as described further in the Fund’s statement of additional information. The indices are described below.

•	The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.

•	The Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.
Please retain this Supplement with your records.